Provisions and contingent liabilities - Summary of changes in other provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Beginning of period	R$ 146,173	R$ 97,678	R$ 43,541
Business combination	0	0	70,910
Increase in existing provisions, other provisions	94,482	22,398	25,954
New provisions, other provisions	98,292	47,273	65,731
Unused provision reversed, other provisions	(94,659)	(12,988)	(55,791)
Payments of other provisions	(52,637)	(8,188)	(52,667)
End of period	R$ 191,651	R$ 146,173	R$ 97,678